Post-employment Benefits (Details 3)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	3.50%	3.00%
Real rate	0.00%	0.00%
Actuarial assumption of discount rates [Member] | Unified Plan Defined Benefit [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	11.42%	8.49%
Real rate	7.66%	5.33%
Actuarial assumption of discount rates [Member] | Unified Plan Balance [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	11.15%	8.52%
Real rate	7.40%	5.36%
Actuarial assumption of discount rates [Member] | Plan III [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	11.12%	8.53%
Real rate	7.36%	5.37%
Actuarial assumption of discount rates [Member] | Assistance Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	11.20%	8.64%
Real rate	7.44%	5.48%
Actuarial assumption of expected rates of salary increases [Member] | Plan III [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	4.54%	4.03%
Real rate	1.00%	1.00%
Actuarial assumption of expected rates of salary increases [Member] | Unified Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	4.54%	4.03%
Real rate	1.00%	1.00%
Actuarial assumption of expected rates of salary increases [Member] | Assistance Plan Aging Factor [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal rate	0.00%	0.00%
Real rate	3.30%	3.30%
Actuarial assumption of mortality rates [Member] | Mortality Table [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal assumption	AT - 2000	AT - 2000
Actuarial assumption of mortality rates [Member] | Mortality Table Of Individuals With Permanent Dislity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal assumption	WINKLEVOSS	WINKLEVOSS
Actuarial assumption of mortality rates [Member] | Table Of New Disability Benefit Vested [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Nominal assumption	TASA 1927	TASA 1927